SCHEDULE OF OPERATING LEASE COST AND SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating Leases
Operating lease expense					$ 41,811
Short term lease cost
Operating lease expense	$ 17,919	$ 18,070	53,757	24,094	41,811	(0)
Operating cash flows from operating leases			54,312	9,131	17,866
Cash paid for amounts included in the measurement of lease liabilities			$ 54,312	$ 9,131	$ 17,866
Weighted-average remaining lease term - operating leases	3 years 11 months 1 day	4 years 11 months 1 day	3 years 11 months 1 day	4 years 11 months 1 day	4 years 8 months 1 day
Weighted-average discount rate - operating leases	10.00%	10.00%	10.00%	10.00%	10.00%
Total lease expense	$ 17,919	$ 18,070	$ 53,757	$ 24,094